Nature of Operations (Details)	9 Months Ended
	Sep. 30, 2016 day_care_location province provinces Laboratory Hospital segment State reportable_segment	May 01, 2016 Hospital State	Dec. 31, 2015
Nature of Operations (Textuals) [Abstract]
Number of operating segments | segment	4
Number of reportable segments | reportable_segment	2
Number of hospitals operated | Hospital	776
Number of states in which hospitals are operated	43
Number of Canadian Provinces | provinces	5
Number of states in which the company operate a full-service veterinary diagnostic laboratory network	50
Number of laboratories operated | Laboratory	60
Companion Animal Practices, North America
Nature of Operations (Textuals) [Abstract]
Number of hospitals operated | Hospital		56
Number of states in which hospitals are operated		18
Percentage of ownership interest		80.00%
Vetstreet
Nature of Operations (Textuals) [Abstract]
Percentage of cumulative ownership			19.90%
Camp Bow Wow
Nature of Operations (Textuals) [Abstract]
Number of dog boarding and day care service locations operated | day_care_location	128
Number of states in which the entity operates	34
Number of Canadian Provinces in which entity operates | province	1